Subsequent Events: (Details Textual) - USD ($)		1 Months Ended					8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 14, 2015	May. 08, 2015	Feb. 19, 2015	Jan. 28, 2015	Dec. 31, 2014	Dec. 30, 2014	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				202,673			285,051
Common Stock, Par Or Stated Value Per Share					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from Issuance of Private Placement	$ 20,000,000
Number Of Warrants Exercised								196,072		16,666
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.83	$ 2.83			$ 1.00
Minimum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 1.50
Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		62,072		134,000
Proceeds from Issuance of Private Placement		$ 232,770		$ 760,023		$ 300,000			$ 300,000
Investment Warrants, Exercise Price				$ 0.15
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term Line of Credit			$ 5,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.12
Description of Deposit Account Control Agreements	Upon the closing of the sale of Notes, we received cash proceeds of $20 million, of which we deposited $1.0 million in an unrestricted bank account in the Companys name and $19.0 million, in the aggregate, (representing the cash reserve we agreed to maintain pursuant to the terms of the Notes) into various restricted bank accounts in the Companys name opened at Hancock Bank (collectively, the Control Accounts). The Control Accounts are subject to control agreements in favor of the investors that secure the Companys outstanding obligations under the Notes. As of the date hereof, approximately $12.5 million remains in the Control Accounts (approximately $2.5 million was transferred to the Companys unrestricted bank accounts upon reductions in the Companys cash reserve maintenance obligations and approximately $4.0 million was used by the Company to pay amounts due under the Notes for the months of February and March 2016). The Companys obligation to maintain a cash reserve will be further reduced, and corresponding amounts held in the Control Accounts transferred to the Companys unrestricted bank accounts, subject to satisfaction or waiver of certain Equity Conditions (as defined in the Notes), as follows: $1.0 million on each of April 16, 2016 and the 11th trading day of each calendar month thereafter. These Equity Conditions (as defined in the Notes), include, without limitation, the existence of an effective registration statement covering the resale of the shares issued in payment (or, in the alternative, the eligibility of the shares issuable pursuant to the Notes for sale without restriction under Rule 144 and without the need for registration), and a certain minimum trading volume and trading price in the stock to be issued.
Debt Instrument, Convertible, Conversion Price	$ 1.12
Debt Instrument, Interest Rate Terms	Notes will bear interest at 8% per annum (or 15% per annum during an event of default) with interest payable monthly in arrears on the Installment Dates and on conversion dates.
Minimum Amount of Daily Trading Volume	$ 150,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	446,429
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage of Volume Weighted Average Price Of Common Stock	0.45%
Subsequent Event [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 20,000,000
Debt Instrument, Maturity Date	Oct. 15, 2018
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.66
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement				$ 760,023	$ 300,000
Seven Accredited Investors [Member] | Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				5,066,825
Common Stock, Par Or Stated Value Per Share				$ 0.0001
Shares Issued, Price Per Share				$ 0.15
Number Of Warrants Exercised				4,208,413
Investment Warrants, Exercise Price				$ 0.15
Expire Date Of Warrants Exercised				Jan. 27, 2022
Investor [Member]
Subsequent Event [Line Items]
Loss Contingency, Damages Sought, Value			$ 4,200,000
Certain of Investors [Member] | Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				3,350,000
Shares Issued, Price Per Share				$ 0.15
Nasdaq Stock Market [Member]
Subsequent Event [Line Items]
Maximum Market Value To Be Maintain In Stock Market							$ 35,000,000	$ 35,000,000